J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Emerging Markets Equity Fund

(the “Fund”)

(a series of JPMorgan Trust I)

(All Share Classes)

Supplement dated March 19, 2025

to the current Summary Prospectuses, Prospectuses and Statement of Additional Information,

as supplemented

Effective April 1, 2025, the Fund will no longer be subject to a limited offering, and all limited offering disclosure relating to the Fund will be deleted.

In addition, effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section of the Fund’s Summary Prospectuses and Prospectuses is hereby deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Leon Eidelman	2013	Managing Director
Austin Forey	2005	Managing Director
John Citron	2025	Executive Director
Amit Mehta	2013	Managing Director

In addition, effective immediately, the “The Funds’ Management and Administration — The Portfolio Managers — Emerging Markets Equity Fund” section of the Fund’s Prospectuses is deleted in its entirety and replaced with the following:

Emerging Markets Equity Fund

The portfolio management team for the Fund utilizes a team based approach and is comprised of Leon Eidelman, Austin Forey, John Citron and Amit Mehta. Mr. Eidelman is the lead portfolio manager for the Fund and is primarily responsible for security selection, portfolio construction and managing daily cash flows and has been a portfolio manager of the Fund since February 2013. Mr. Eidelman utilizes the research and insights of Mr. Forey, Mr. Citron and Mr. Mehta, as well as those of JPMIM’s research analysts. Mr. Forey is the head of the Global Emerging Markets Fundamental team, oversees the portfolio management team and has been a portfolio manager of the Fund since September 2005. Mr. Citron is an Executive Director, and an employee of JPMIM since 2009. He has been a portfolio manager of the Fund since March 2025. Mr. Mehta is a Managing Director, CFA charterholder, and an employee of JPMIM since 2011. He has been a portfolio manager of the Fund since February 2013.

SUP-EME-325

Effective immediately, the information in the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” section of the Statement of Additional Information (“SAI”) with respect to the Fund is hereby deleted in its entirety and replaced with the following:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Emerging Markets Equity Fund
Leon Eidelman	3	$365,537	8	$14,429,294	16	$5,481,230
Austin Forey	3	387,308	10	15,180,349	20	7,295,209
John Citron*	0	0	3	2,726,736	3	393,023
Amit Mehta	1	277,377	12	5,824,119	8	1,001,884

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Emerging Markets Equity Fund
Leon Eidelman	0	$0	0	$0	5	$1,627,892
Austin Forey	0	0	0	0	6	1,775,384
John Citron*	0	0	0	0	2	789,642
Amit Mehta	0	0	0	0	0	0

*	As of January 31, 2025.

In addition, effective immediately, the information in the “Portfolio Managers — Portfolio Managers’ Ownership of Securities” section of the SAI with respect to the Fund is hereby deleted in its entirety and replaced with the following:

Aggregate Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Emerging Markets Equity Fund
Leon Eidelman							X
Austin Forey	X
John Citron(1)*	X
Amit Mehta	X

(1)

As of January 31, 2025, the portfolio manager beneficially owned shares of a fund for which he or she serves as a portfolio manager that has an investment strategy that is the same as or substantially similar to that of the Fund.

*	As of January 31, 2025.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE